CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Controlling Stockholders' Equity [Member]	Noncontrolling Interest [Member]
Balances at Dec. 31, 2010	$ 588,066	$ 19,397	$ 630,409	$ (61,493)		$ 588,313	$ (247)
Balances, shares at Dec. 31, 2010		116,369
Activity in employees' stock plans, shares		692
Activity in employees' stock plans	(232)	111	(343)			(232)
Excess tax benefit from stock based compensation	988		988			988
Amortization of restricted stock plan compensation	5,988		5,988			5,988
Comprehensive Income:
Net income	(50,645)			(50,451)		(50,451)	(194)
Other, net	(115)						(115)
Other comprehensive income (loss)	0
Balances at Dec. 31, 2011	544,050	19,508	637,042	(111,944)		544,606	(556)
Balances, shares at Dec. 31, 2011		117,061
Activity in employees' stock plans, shares		1,907
Activity in employees' stock plans	2,930	310	2,620			2,930
Excess tax benefit from stock based compensation	(662)		(662)			(662)
Amortization of restricted stock plan compensation	7,217		7,217	0		7,217	0
Comprehensive Income:
Net income	37,098			37,313		37,313	(215)
Other comprehensive income (loss)	0
Balances at Dec. 31, 2012	590,633	19,818	646,217	(74,631)		591,404	(771)
Balances, shares at Dec. 31, 2012		118,968
Activity in employees' stock plans, shares		1,523
Activity in employees' stock plans	1,062	257	805			1,062
Excess tax benefit from stock based compensation	896		896			896
Amortization of restricted stock plan compensation	9,431		9,431			9,431
Fair value of acquired noncontrolling interest	2,680						2,680
Distributions to noncontrolling interest	(265)						(265)
Comprehensive Income:
Net income	27,179			27,015		27,015	164
Other comprehensive income (loss)	1,526				1,888	1,888	(362)
Balances at Dec. 31, 2013	$ 633,142	$ 20,075	$ 657,349	$ (47,616)	$ 1,888	$ 631,696	$ 1,446
Balances, shares at Dec. 31, 2013		120,491